Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

(in millions)	TransUnion Holding and TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Purchased software	$26.2	$144.5
Computer equipment and furniture	75.5	242.5
Building and building improvements	42.7	61.1
Land	3.2	3.2

Total cost of property, plant and equipment	147.6	451.3
Less: accumulated depreciation	(26.4)	(342.3)

Total property, plant and equipment, net of accumulated depreciation	$121.2	$109.0